Equipment, Furniture And Leasehold Improvements (Schedule Of Equipment, Furniture And) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017
Property, Plant and Equipment [Line Items]
Total equipment, furniture and leasehold improvements	$ 19,903	$ 18,468
Less: accumulated depreciation	(10,923)	(9,337)
Equipment, furniture and leasehold improvements, net	8,980	9,131	$ 8,802
Depreciation expense	1,600	1,500
Computer Hardware And Software [Member]
Property, Plant and Equipment [Line Items]
Total equipment, furniture and leasehold improvements	1,471	1,440
Lab And Factory Equipment [Member]
Property, Plant and Equipment [Line Items]
Total equipment, furniture and leasehold improvements	16,369	15,868
Furniture, Fixtures And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total equipment, furniture and leasehold improvements	344	344
Assets Under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Total equipment, furniture and leasehold improvements	66	66
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Total equipment, furniture and leasehold improvements	1,180	277
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total equipment, furniture and leasehold improvements	$ 473	$ 473